Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 6,164	$ 150,061	$ 317,445
Interest, amortization and write off of financing fees on loan from affiliate and related party	1,563	3,642	0
Amortization and write-off of financing fees	572	23,834	50,551
Discount on receivable from drilling contract	0	4,048	0
Amortization of convertible notes discount	0	0	45,261
Amortization of share lending agreement-note issuance costs	0	0	2,733
Commissions, commitment fees and other financial expenses and related party	558	2,607	34,256
Capitalized interest	0	(12,060)	(39,225)
Total	$ 8,857	$ 172,132	$ 411,021